Depreciation, Amortization, and Impairment (Details) - Schedule of depreciation, amortization and impairment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization
Depreciation of property, plant, and equipment	$ (60,904)	$ (56,311)	$ (52,855)
Amortization of Intangible assets	(32,252)	(25,384)	(26,348)
Depreciation right of use assets	(28,899)	(27,731)	(26,889)
Total depreciation and amortization	(122,055)	(109,426)	(106,092)
Impairment of property, plant, and equipment			(1,013)
Impairment of right of use assets		(638)	(1,713)
Impairment of intangibles
Total impairment		(638)	(2,726)
Total	$ (122,055)	$ (110,064)	$ (108,818)